Business and Summary of Significant Accounting Policies - Nature of business (Details)			12 Months Ended
	Jun. 14, 2017	Jun. 14, 2017	Dec. 31, 2016 item
Nature of business
Merger transaction, the number of shares into which each share of common stock issued and outstanding prior to merger was converted		0.20
Chicago metropolitan area
Nature of business
Number of bank branches			56
Wisconsin
Nature of business
Number of bank branches			1
Subsequent Event
Nature of business
Merger transaction, the number of shares into which each share of common stock issued and outstanding prior to merger was converted	0.20